Keeley Gabelli Mid Cap Dividend Fund
Schedule of Investments—June 30, 2026 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 98.1%
Automotive: Parts and Accessories  — 2.6%
17,168 Allison Transmission Holdings Inc. .................. $ 1,935,520
11,475 Autoliv Inc. ............................................................ 1,333,051
3,268,571
Broadcasting  — 1.2%
8,406 Nexstar Media Group Inc. .................................. 1,501,228
Building and Construction  — 7.7%
27,147 Amrize Ltd. ........................................................... 1,446,935
7,517 Everus Construction Group Inc.† ...................... 1,247,446
44,770 Fortune Brands Innovations Inc. ........................ 2,457,873
25,092 KB Home ............................................................... 1,570,508
19,850 Knife River Corp.† ............................................... 1,660,453
5,098 Vulcan Materials Co. ........................................... 1,503,961
9,887,176
Business Services  — 0.9%
15,946 Omnicom Group Inc. ........................................... 1,161,347
Computer Software and Services  — 3.6%
101,452 Gen Digital Inc. ..................................................... 2,525,140
7,528 TD SYNNEX Corp. .............................................. 2,012,536
4,537,676
Consumer Products  — 2.8%
24,667 Brunswick Corp. ................................................... 2,077,948
18,486 Hasbro Inc. ............................................................ 1,526,759
3,604,707
Consumer Services  — 1.0%
8,500 Fedex Freight Holding Co. Inc.† ........................ 1,283,500
Diversified Industrial  — 7.9%
8,243 Crane Co. ............................................................... 1,838,766
24,279 Crane NXT Co. ..................................................... 1,242,113
10,192 ITT Inc. ................................................................... 2,015,570
7,727 Jabil Inc. ................................................................. 2,978,604
12,108 nVent Electric plc .................................................. 2,053,638
10,128,691
Electronics  — 4.8%
12,309 Agilent Technologies Inc. .................................... 1,635,005
14,186 Dolby Laboratories Inc., Cl. A ............................ 745,900
39,640 Ralliant Corp. ........................................................ 2,918,693
12,834 Skyworks Solutions Inc. ...................................... 870,145
6,169,743
Energy and Utilities  — 17.9%
21,496 Black Hills Corp. .................................................. 1,599,302
6,970 Diamondback Energy Inc. .................................. 1,225,187
19,672 Evergy Inc. ............................................................. 1,700,251
29,922 Exelon Corp. ......................................................... 1,394,964
15,181 Expand Energy Corp. .......................................... 1,384,355
40,936 Fluor Corp.† .......................................................... 2,144,637
855 GE Vernova Inc. .................................................... 1,004,505
59,889 MDU Resources Group Inc. ................................ 1,270,246
74,996 NOV Inc. ................................................................ 1,391,176
14,768 NRG Energy Inc. .................................................. 2,157,014
22,655 Southwest Gas Holdings Inc. ............................. 2,009,045
26,919 TechnipFMC plc ................................................... 1,784,730
73,544 UGI Corp. .............................................................. 2,540,210
4,683 Valero Energy Corp. ............................................ 1,219,640
22,825,262
Shares
Market
Value
Environmental Services  — 1.2%
17,349 Veralto Corp. ......................................................... $ 1,538,509
Equipment and Supplies  — 1.6%
13,683 The Timken Co. .................................................... 1,988,414
Financial Services  — 16.4%
2,451 Ameriprise Financial Inc. .................................... 1,124,421
2,394 Arthur J. Gallagher & Co. ................................... 549,590
57,356 Columbia Banking System Inc. .......................... 1,838,260
46,072 Equitable Holdings Inc. ....................................... 2,021,639
42,310 Fifth Third Bancorp .............................................. 2,385,015
16,836 Pinnacle Financial Partners Inc. ......................... 1,698,416
14,643 Popular Inc. ........................................................... 2,404,088
23,013 Prosperity Bancshares Inc. .................................. 1,680,639
4,781 Reinsurance Group of America Inc. .................. 1,016,680
20,595 SouthState Bank Corp. ......................................... 2,057,440
37,014 Virtu Financial Inc., Cl. A .................................... 2,204,924
21,344 Voya Financial Inc. ............................................... 1,932,272
20,913,384
Food and Beverage  — 4.1%
27,848 Amcor plc .............................................................. 1,207,211
46,901 Keurig Dr Pepper Inc. .......................................... 1,535,070
21,173 Lamb Weston Holdings Inc. ............................... 914,250
40,816 Molson Coors Beverage Co., Cl. B ..................... 1,590,191
5,246,722
Health Care  — 6.1%
4,793 Chemed Corp. ....................................................... 2,232,292
18,255 Encompass Health Corp. .................................... 1,845,215
69,540 Perrigo Co. plc ...................................................... 722,521
10,078 The Ensign Group Inc. ......................................... 1,615,503
8,921 Universal Health Services Inc., Cl. B ................. 1,326,464
7,741,995
Hotels and Gaming  — 0.8%
12,792 Wyndham Hotels & Resorts Inc. ....................... 1,077,214
Machinery  — 3.8%
16,192 Oshkosh Corp. ...................................................... 2,485,148
9,922 Regal Rexnord Corp. ........................................... 2,363,321
4,848,469
Metals and Mining  — 1.6%
9,732 Franco-Nevada Corp. .......................................... 2,028,538
Real Estate  — 6.6%
52,182 Brixmor Property Group Inc., REIT .................. 1,645,298
19,839 Equity LifeStyle Properties Inc., REIT ............... 1,278,624
14,823 Lamar Advertising Co., Cl. A, REIT .................. 2,312,092
54,241 STAG Industrial Inc., REIT ................................. 2,064,412
44,484 VICI Properties Inc., REIT ................................... 1,181,050
8,481,476
Retail  — 1.6%
39,286 Bath & Body Works Inc. ...................................... 908,685
15,113 PVH Corp. ............................................................. 1,122,292
2,030,977
Semiconductors  — 0.5%
4,031 Qnity Electronics Inc. ........................................... 658,303
Specialty Chemicals  — 3.4%
2,792 DuPont de Nemours Inc. .................................... 378,707
24,477 Olin Corp. .............................................................. 485,134

Keeley Gabelli Mid Cap Dividend Fund
Schedule of Investments (Continued)—June 30, 2026 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
15,204 RPM International Inc. ........................................ $ 1,689,925
19,921 Solstice Advanced Materials Inc. ....................... 1,765,000
4,318,766
TOTAL COMMON STOCKS ........................... 125,240,668
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.9%
$ 2,415,000 U.S. Treasury Bills,
3.697% to 3.714%††,
09/17/26 to 09/24/26 .......................................... 2,394,233
TOTAL INVESTMENTS — 100.0%
(Cost $76,955,765) ............................................. $ 127,634,901
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust